Employee benefits	12 Months Ended
Dec. 31, 2025
Employee Benefits
Employee benefits

32. Employee benefits

		Current liabilities		Non-current liabilities
December 31,	Notes	2025	2024	2025	2024
Payroll, related charges and other remunerations	32(a)	1,014	934	–	–
Charges related to share-based payments	32(b)	51	16	–	–
Employee post retirement obligation	32(c)	68	62	1,214	1,118
		1,133	1,012	1,214	1,118

a) Profit sharing program (“PLR”)

The Company recorded as cost of goods sold and services rendered and other operating expenses related to the profit sharing program US$628, US$611 and US$557 for the years ended on December 31, 2025, 2024 and 2023, respectively.

Compensation Associated with ESG Performance Targets

Currently, the Company aligns the compensation programs with the business strategy and the objective of making Vale a safer company. Since 2020, the Company has been following new standards for executive compensation. For short-term compensation, at least 30% of performance targets are driven by ESG metrics and directly related to safety, risk management and sustainability targets.

b) Share-based payments

For the long-term incentive programs, the Company compensation plans include Matching Program and Performance Share Unit program (“PSU”), with three-year-vesting cycles, respectively, with the aim of encouraging employee’s retention and encouraging their performance. The fair value of the programs is recognized on a straight-line basis in the income statement, with a corresponding entry in equity, over the three-year required service period, net of estimated losses.

Matching Program

For the Matching program, the participants can acquire Vale’s common shares in the market. If the shares acquired are held for a period of three years, obeying the program rules, the participant is entitled to receive from Vale an award in shares, equivalent to the number of shares originally acquired.

The fair value of the Matching program was estimated using the Company's share price and ADR and the number of shares granted on the grant date.

	2025 Program	2024 Program	2023 Program
Granted shares	2,453,783	2,244,659	1,330,503
Share price	10.13	12.02	15.94

Performance Shares Units (“PSU”)

Under the PSU, eligible executives can earn, after a three-year vesting cycle, an award in common shares conditioned to Vale's performance factor measured based on Total Shareholder Return ("TSR"), ROIC and Environmental, Social and Governance ("ESG") metrics.

The fair value of the PSU program was measured by estimating the performance factor using Monte Carlo simulations for the Return to Shareholders Indicator and health and safety and sustainability indicators. The assumptions used for the Monte Carlo simulations are shown in the table below, as well as the result used to calculate the expected value of the total performance factor.

	2025 Program	2024 Program	2023 Program
Granted shares	1,973,979	1,873,175	1,177,755
Date shares were granted	May 6, 2025	April 29, 2024	January 2, 2023
Share price	9.31	12.49	16.60
Expected volatility	33.82%	35.60%	48.33%
Expected term (in years)	3	3	3
Expected shareholder return indicator	87.67%	66.95%	72.42%
Expected performance factor	111.14%	112.13%	83.21%

c) Employee post-retirement obligation

In Brazil, the management of the pension plans is the responsibility of Fundação Vale do Rio Doce de Seguridade Social (“Valia”) a nonprofit entity with administrative and financial autonomy. The Brazilian plans are as follows:

Benefit plan Vale Mais (“Vale Mais”) and benefit plan Valiaprev (“Valiaprev”) - The Company's employees participating in Valia are associated, for the most part, with the Vale Mais plan, which has a defined benefit component (settled benefit from the former Defined Benefits Plan and specific benefit to cover death, disability retirement and sickness benefit) and defined contribution component (for programmable benefits). The Valiaprev plan is similar to the Vale Mais plan, with the exception of not having the benefit settled and the sickness benefit. Both Vale Mais and Valiaprev plans were overfunded as of December 31, 2025 and 2024.

Defined benefit plan (“Plano BD”) - The Plano BD is closed to new entrants since 2000, when the Vale Mais plan was implemented. It is a plan that has defined benefit characteristics, covering almost exclusively retirees and their beneficiaries. It was overfunded as of December 31, 2025 and 2024 and the contributions made by the Company are not material.

“Abono complementação” benefit plan - The Company sponsors a specific group of former employees entitled to receive additional benefits from Valia regular payments. The “Abono complementação” benefit was overfunded as of December 31, 2025 and 2024.

Other benefits - The Company sponsors medical plans for employees that meet specific criteria and for employees who use the “abono complementação” benefit. Although those benefits are not specific retirement plans, actuarial calculations are used to calculate future obligations. As those benefits are related to health care plans they have nature of underfunded benefits, and are presented as underfunded plans as of December 31, 2025 and 2024.

The foreign plans are managed in accordance with their region. They are divided between plans in Canada, USA and UK. Pension plans in Canada are composed of a defined benefit and defined contribution component. Currently the defined benefit plans do not allow new entrants. The majority of foreign defined benefit plans are underfunded as of December 31, 2025 and 2024 and just two overfunded plans as of December 31, 2025 and 2024.

In December 2023, the Company entered into annuity contracts to transfer US$836 of pension plan obligations and its associated assets. This transaction triggered a settlement and remeasurement of the pension plan, and as a result, the Company recognized a non-cash loss of US$5 in the income statement as “Other expenses”, measured by the difference between the premium and the obligations transferred.

Employers’ disclosure about pensions and other post-retirement benefits on the status of the defined benefit elements of all plans is provided as follows.

i. Evolution of present value obligation

Benefit obligation as of December 31, 2023	6,785
Service costs	38
Past service costs	(1)
Interest costs	391
Benefits paid	(612)
Effect of changes in the actuarial assumptions	(306)
Administrative cost and taxes	5
Translation adjustment	(1,031)
Benefit obligation as of December 31, 2024	5,269
Service costs	36
Interest costs	442
Benefits paid	(614)
Effect of changes in the actuarial assumptions	35
Administrative cost and taxes	8
Translation adjustment	462
Benefit obligation as of December 31, 2025	5,638

ii. Evolution of assets fair value

Fair value of plan assets as of December 31, 2023	6,472
Interest income	387
Employer contributions	95
Benefits paid	(612)
Return on plan assets (excluding interest income)	(225)
Translation adjustment	(1,058)
Fair value of plan assets as of December 31, 2024	5,059
Interest income	460
Employer contributions	79
Benefits paid	(614)
Return on plan assets (excluding interest income)	(4)
Translation adjustment	491
Fair value of plan assets as of December 31, 2025	5,471

iii. Reconciliation of assets and liabilities recognized in the statement of financial position

December 31,	2025	2024
Movements of assets ceiling
Balance at beginning of the year	860	1,071
Interest income	107	69
Changes on asset ceiling	(64)	(76)
Translation adjustment	94	(204)
Balance at end of the year	997	860

Amount recognized in the statement of financial position
Present value of actuarial liabilities	(5,638)	(5,269)
Fair value of assets	5,471	5,059
Effect of the asset ceiling	(997)	(860)
Liabilities, net	(1,164)	(1,070)

Current assets	30	–
Non-current assets	88	110
Assets	118	110
Current liabilities	(68)	(62)
Non-current liabilities	(1,214)	(1,118)
Liabilities	(1,282)	(1,180)

iv. Costs recognized in the income statement

Year ended December 31,	2025	2024	2023
Service cost	36	38	39
Interest expense	442	391	493
Interest income	(460)	(387)	(514)
Interest expense on effect of (asset ceiling) / onerous liability	107	69	104
Others	–	5	11
Total of cost, net	125	116	133

v. Costs recognized in the statement of comprehensive income

Year ended December 31,	2025	2024	2023
Balance at beginning of the year	(30)	(200)	(107)
Effect of changes actuarial assumptions	(35)	306	(642)
Return on plan assets (excluding interest income)	(4)	(225)	330
Change of asset ceiling	64	76	220
Others	(5)	(7)	(12)
	20	150	(104)
Deferred income tax	(2)	(48)	36
Other comprehensive income	18	102	(68)
Translation adjustments	(16)	68	(25)
Accumulated other comprehensive income	(28)	(30)	(200)

vi. Risks related to plans

The Administrators of the plans have committed to strategic planning to strengthen internal controls and risk management. This obligation is achieved by conducting audits and assessments of internal controls, which aim to mitigate operational market and credit risks. Risks are presented as follow:

Legal - Lawsuits: issuance of periodic reports to the audit and Board of Directors, including the lawyers' analysis of the chances of success (remote, probable or possible), focusing on the administrative decision on provisions. Promote and monitor adaptations to new legal obligations and monitor compliance with established legal obligations. Due diligence of third parties from the perspective of the Integrity Program.

Actuarial - The annual actuarial evaluation of the benefit plans comprises the assessment of taxes, income and adequacy of the costing plans. Technical study of compliance with the assumptions adopted in the actuarial evaluation of benefit plans prepared by an external actuary, in accordance with current legislation. Monitoring of biometric, demographic and economic-financial assumptions.

Market – Technical allocation studies are carried out with the objective of evaluating investment portfolios of the different obligations of the plans and projecting the future result of these portfolios. Asset Liability Management studies are carried out for defined benefit type obligations (Asset Liability Management study), while for defined contribution type obligations there are efficient frontier studies (investment profiles) and glidepath (life cycles). Periodic monitoring of the plans' short-term market risk based on risk indicators (VaR - Value at Risk, Benchmark VaR, Maximum Drawdown, Stress Tests, among others).

Credit - Risk classification of securities from corporate and bank issuers based on quantitative and qualitative assessments of the credit risk of the issuer, the asset and its guarantees, from acquisition to maturity. This internal rating sensitizes provisions for credit risk losses, as well as verified defaults, in accordance with current legislation. Provisions for loan losses with participants are realized based on default verified in payments.

Liquidity - Technical study of the liquidity of plans with defined benefit obligations, focusing on the long term, whose objective is to verify the sufficiency of the assets in fulfilling the plan's obligations. Monitoring of short-term liquidity with a focus on cash available to meet plan obligations for the coming years. The defined contribution bond portfolios (investment profiles and life cycles) have assets available for sale at any time in normal market situations.

vii. Actuarial and economic assumptions and sensitivity analysis

All calculations involve future actuarial projections about some parameters, such as: salaries, interest, inflation, mortality and disability.

The economic and actuarial assumptions adopted have been formulated considering the long-term period for maturity and should therefore be analyzed accordingly. In the short term they may not be realized.

The following assumptions were adopted in the assessment:

	Brazil		Foreign
December 31,	2025	2024	2025	2024
Discount rate to determine benefit obligation	10.27% - 11.70%	11.07% - 12.12%	4.85% - 4.90%	4.66% - 4.72%
Nominal average rate to determine expense / income	10.38% - 11.70%	11.07% - 12.12%	4.66% - 4.72%	4.61%
Nominal average rate of salary increase	2.90% - 5.57%	3.50% - 5.57%	3.00%	3.10%
Nominal average rate of benefit increase	3.41% - 4.00%	3.50% - 4.25%	3.00%	3.00%
Immediate health care cost trend rate	5.99%	6.61%	4.50%	4.50%
Ultimate health care cost trend rate	5.99%	6.61%	4.50%	4.39%
Nominal average rate of price inflation	2.90% - 4.00%	3.50% - 4.25%	2.06%	2.08%

For the sensitivity analysis, the Company applies the effect of 1.0% in nominal discount rate to the present value of the Company´s actuarial liability. The effects of this analysis on the Company´s actuarial liability and assumptions adopted are as follows:

	Brazil	Foreign
December 31,	2025	2025
Nominal discount rate - 1% increase
Actuarial liability adjusted for sensitivity test	2,765	2,474
Assumptions made	11.98%	5.87%

Nominal discount rate - 1% reduction
Actuarial liability adjusted for sensitivity test	3,064	3,108
Assumptions made	9.81%	3.87%

viii. Assets of pension plans

Brazilian plan assets as of December 31, 2025 and 2024 includes respectively (i) investments in a portfolio of Vale’s share and other instruments in the amount of US$0 and US$23, which are presented as “plans' own portfolio” and (ii) Brazilian Federal Government securities in the amount of US$4,965 and US$3,945, which are presented as “Debt securities - governments”.

Foreign plan assets as of December 31, 2025 and 2024 includes Canadian Government securities in the amount of US$866 and US$507, respectively.

ix. Assets by category

Assets by category are as follows:

December 31,	2025				2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	–	65	–	65	–	36	–	36
Equity securities	–	–	–	–	158	–	–	158
Debt securities - Corporate	–	33	–	33	–	310	–	310
Debt securities - Government	2,680	395	471	3,546	2,541	495	–	3,036
Investments funds - Fixed Income	1,554	–	–	1,554	1,166	–	–	1,166
Investments funds - Equity	260	–	–	260	376	1	–	377
International investments	73	–	72	145	55	–	117	172
Structured investments - Private Equity funds	–	–	186	186	–	46	43	89
Structured investments - Real estate funds	–	154	78	232	–	–	–	–
Real estate	–	–	184	184	–	–	255	255
Loans to participants	–	–	181	181	–	–	143	143
Other	–	–	1,052	1,052	–	–	1,040	1,040
Total	4,567	647	2,224	7,438	4,296	888	1,598	6,782
Funds not related to risk plans (i)				(1,967)				(1,723)
Fair value of plan assets at end of year				5,471				5,059

(i) Financial investments not related to coverage of plans. Funds are related to the Company´s unconsolidated entities and former employees.

Measurement of plan assets at fair value with no observable market variables (level 3) are as follows:

	Private equity funds	International investments	Structured investments - Real estate funds	Real estate	Loans to participants	Debt securities - Government	Others	Total
Balance as of December 31, 2023	255	–	–	321	163	–	131	870
Transfer	(183)	183	–	–	–	–	–	–
Return on plan assets	(12)	(52)	–	1	23	–	(4)	(44)
Assets purchases	–	–	–	3	62	–	–	65
Assets sold during the year	(4)	–	–	(13)	(67)	–	–	(84)
Translation adjustment	(13)	(14)	–	(57)	(38)	–	(11)	(133)
Transfer between fair value levels	–	–	–	–	–	–	924	924
Balance as of December 31, 2024	43	117	–	255	143	–	1,040	1,598
Transfer	–	(46)	75	(75)	–	46	–	–
Return on plan assets	12	–	3	3	24	–	12	54
Assets purchases	150	1	–	38	239	425	–	853
Assets sold during the year	(25)	–	–	(59)	(242)	–	–	(326)
Translation adjustment	6	–	–	22	17	–	–	45
Balance as of December 31, 2025	186	72	78	184	181	471	1,052	2,224

x. Disbursement of future cash flow

Vale expects to disburse US$57 in 2026 in relation to pension plans and other benefits.

xi. Expected benefit payments

The expected benefit payments, which reflect future services, are as follows:

Consolidated
2026	351
2027	354
2028	356
2029	366
2030	367
2031 and thereafter	1,771

Accounting policy

i. Current benefits – wages, vacations and related taxes

Payments of benefits such as wages or accrued vacation, as well the related social security taxes over those benefits are recognized monthly in income, on an accrual basis.

ii. Current benefits – profit sharing program

The Company has the Annual Incentive Program (AIP) based on Team and business unit’s contribution and Company-wide performance through operational cash generation. The Company makes an accrual based on evaluation periodic of goals achieved and Company result, using the accrual basis and recognition of present obligation arising from past events in the estimated outflow of resources in the future. The accrual is recorded as cost of goods sold and services rendered or operating expenses in accordance with the activity of each employee.

iii. Non-current benefits – share-based payments

The Company has established a procedure for awarding certain eligible executives (Matching and Performance Share Unit (“PSU”) Programs) with the goal of encouraging employee retention and optimum performance. Share-based long-term compensation programs are equity-settled, under which the Company receives employee services as consideration for equity instruments. The fair value of employee services received in exchange for the grant of options is recognized as an expense. The total amount of expenses is recognized during the period in which the right is acquired; period during which the specific vesting conditions are met.

iv. Non-current benefits – pension costs and other post retirement benefits

The Company has several retirement plans for its employees.

For defined contribution plans, the Company's obligations are limited to a monthly contribution linked to a pre-defined percentage of the remuneration of employees enrolled into these plans.

For defined benefit plans, actuarial calculations are periodically obtained for liabilities determined in accordance with the Projected Unit Credit Method in order to estimate the Company’s obligation. The liability recognized in the statement of financial position represents the present value of the defined benefit obligation as of that date, less the fair value of plan assets. The Company recognized in the income statement the costs of services, the interest expense of the obligations and the interest income of the plan assets. The remeasurement of gains and losses, return on plan assets (excluding the amount of interest on return of assets, which is recognized in income for the year) and changes in the effect of the ceiling of the active and onerous liabilities are recognized in comprehensive income for the year.

For overfunded plans, the Company recognizes the net defined benefit assets limited to the present value of the economic benefits available as refunds or reductions in future contributions, considering minimum funding requirements applicable. For underfunded plans, the Company recognizes net defined benefit liabilities. The gain or loss on recognition/remeasurement of these net assets/liabilities are recognized in income statement or in comprehensive income, when arising from the actuarial valuation.

Critical accounting estimates and judgments

Post retirement benefits for employees - The amounts recognized depend on several factors that are determined based on actuarial calculations using various assumptions in order to determine costs and liabilities. One of these assumptions is selection and use of the discount rate. Any changes to these assumptions will affect the amount recognized.

At the end of each year the Company and external actuaries review the assumptions that will be used for the following year. These assumptions are used in determining the fair values of assets and liabilities, costs and expenses and the future values of estimated cash outflows, which are recorded in the plan obligations.